Income tax benefit - Breakdown of unrecognized deferred tax assets (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Breakdown of unrecognized deferred tax assets:
Tax losses carried forward (available indefinitely)	kr 681,531	kr 580,937		kr 872,670
Research and development expenses	460,007	136,755		210,148
Rights	35,849	35,849		43,019
Non-current assets	51,677	50,308		67,590
Liabilities	139,890	0		0
Other	70,306	79,986		104,377
Total temporary differences	kr 1,439,260	kr 883,835		kr 1,297,804
Corporate tax rate in Denmark	22.00%	22.00%		22.00%
Calculated potential deferred tax asset at local tax rate	kr 316,637	kr 194,444		kr 285,517
Write-down of deferred tax asset	(316,637)	(194,444)		(285,517)
Recognized deferred tax asset	0	0		0
Cash receivable relating to tax loss	7,101	1,195	[1]	5,500
Tax losses	kr 108,000	kr 0		kr 156,500

[1]	See note 1 to the consolidated financial statements.